SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of supplementary financial statement information [Abstract]
License revenues	$ 4,610	$ 0	$ 0
Product sales, net	190	0	0
REVENUES	$ 4,800	$ 0	$ 0